Note 7 - Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Estimated Useful Life			December 31,
	(in years)			2014	2013

Building and building improvements	10	or	39	$30,884	$29,606
Computers and software	3	–	10	25,228	20,413
Equipment		7		13,461	12,676
Furniture and fixtures		5		1,292	1,322
Leasehold improvements		5		508	508
Assets under construction				588	3011
				71,961	67,536
Less: Accumulated depreciation				(25,193)	(17,648)
Fixed assets, net				$46,768	$49,888